Loss Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	10 Months Ended	12 Months Ended
	Nov. 04, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 10, 2010
Earnings Per Share [Abstract]
Contingently Returnable Shares Excluded from Calculations of Average Number of Shares					1,378,122
Shares returned to Navios Acquisition in settlement of claims, number of stock	217,159
Vlcc Acquisition Shares Released to Sellers from Escrow	1,160,963
Incremental Fair Value Securities Offered To Induce Warrants Exercised		$ 0	$ 0	$ 647